Performance Management - Princeton Premium Fund	Jan. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A shares, which are not presented in the bar chart, would vary from the returns for Class I shares. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.PrincetonPremiumFund.com or by calling 1-888-868-9501.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2021	6.54%
Worst Quarter:	1st Quarter 2020	(9.12)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.54%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Life of Fund (inception 11-16-16)
Class I shares
Return before taxes	7.45%	6.78%	5.42%
Return after taxes on distributions	5.40%	5.07%	4.36%
Return after taxes on distributions and sale of Fund shares	4.74%	4.74%	3.95%
Class A shares
Return before taxes with sales charge*	1.12%	5.27%	4.48%
Return before taxes without sales charge	7.29%	6.52%	5.16%
S&P 500 Total Return Index	17.88%	14.42%	15.31%

*	Returns for Class A shares include the maximum sales charge of 5.75%.

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A and would differ from those of Class I shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	does not take into account charges, fees, taxes and other expenses
Performance Table Closing [Text Block]

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and would differ from those of Class I shares.

Performance Availability Website Address [Text]	www.PrincetonPremiumFund.com
Performance Availability Phone [Text]	1-888-868-9501